UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21875
Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 3.4%

General Dynamics Corp.	140,000	$10,690,400
Lockheed Martin Corp.	55,625	4,722,006

		$15,412,406

Capital Markets — 4.1%

Credit Suisse Group AG(1)	90,000	$4,130,797
Credit Suisse Group AG ADR(1)	190,000	8,683,000
Goldman Sachs Group, Inc.	38,000	5,517,600

		$18,331,397

Chemicals — 0.1%

Mosaic Co. (The)	5,917	$302,595

		$302,595

Commercial Banks — 7.3%

DnB NOR ASA	450,000	$5,325,800
HSBC Holdings PLC ADR	150,000	7,633,500
PNC Financial Services Group, Inc.	91,000	6,116,110
Svenska Handelsbanken AB	100,000	2,804,145
U.S. Bancorp	402,907	10,785,820

		$32,665,375

Communications Equipment — 1.8%

Nokia Oyj ADR(1)	665,000	$8,086,400

		$8,086,400

Computers & Peripherals — 4.4%

Hewlett-Packard Co.	180,000	$9,354,600
International Business Machines Corp.	79,781	10,291,749

		$19,646,349

Construction & Engineering — 3.7%

Bouygues SA	175,000	$8,671,211
Vinci SA	140,000	7,801,539

		$16,472,750

Diversified Financial Services — 2.3%

Bank of America Corp.	584,287	$10,417,837

		$10,417,837

Diversified Telecommunication Services — 4.9%

AT&T, Inc.	172,530	$4,496,132
Deutsche Telekom AG	700,000	9,114,173
Magyar Telekom Rt.	100,000	355,817
Swisscom AG	11,200	3,800,859
Verizon Communications, Inc.	151,109	4,365,539

		$22,132,520

Electric Utilities — 4.0%

American Electric Power Co., Inc.	170,000	$5,831,000
E.ON AG	245,000	9,065,099
Terna Rete Elettrica Nazionale SpA	700,000	2,837,445

		$17,733,544

Energy Equipment & Services — 3.7%

Diamond Offshore Drilling, Inc.	83,000	$6,565,300
Schlumberger, Ltd.	140,559	10,038,724

		$16,604,024

Food & Staples Retailing — 1.8%

Wal-Mart Stores, Inc.	152,800	$8,197,720

		$8,197,720

Food Products — 2.4%

Nestle SA	214,587	$10,499,936

		$10,499,936

Health Care Equipment & Supplies — 1.6%

Covidien PLC	152,400	$7,313,676

		$7,313,676

Hotels, Restaurants & Leisure — 2.2%

McDonald’s Corp.	136,400	$9,628,476

		$9,628,476

Household Durables — 2.0%

Whirlpool Corp.	83,000	$9,036,210

		$9,036,210

Household Products — 0.9%

Procter & Gamble Co.	65,000	$4,040,400

		$4,040,400

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Insurance — 7.1%

Lincoln National Corp.	165,000	$5,047,350
MetLife, Inc.	125,000	5,697,500
Prudential Financial, Inc.	140,000	8,898,400
Travelers Companies, Inc. (The)	116,692	5,920,952
Zurich Financial Services AG	28,000	6,207,451

		$31,771,653

Media — 3.3%

Vivendi SA	350,000	$9,238,786
Walt Disney Co. (The)	150,000	5,526,000

		$14,764,786

Metals & Mining — 2.2%

BHP Billiton, Ltd. ADR	135,000	$9,826,650

		$9,826,650

Multi-Utilities — 2.0%

CMS Energy Corp.	275,000	$4,471,500
PG&E Corp.	100,000	4,380,000

		$8,851,500

Multiline Retail — 2.0%

Target Corp.	158,817	$9,031,923

		$9,031,923

Oil, Gas & Consumable Fuels — 12.7%

BP PLC ADR	225,000	$11,733,751
Chevron Corp.	53,300	4,340,752
ENI SpA	335,000	7,487,020
Exxon Mobil Corp.	53,529	3,631,943
Hess Corp.	65,000	4,130,750
Occidental Petroleum Corp.	131,160	11,628,645
Royal Dutch Shell PLC, Class A	275,000	8,621,613
Total SA	100,000	5,440,728

		$57,015,202

Pharmaceuticals — 8.1%

Abbott Laboratories	158,000	$8,083,280
AstraZeneca PLC	105,000	4,641,853
Johnson & Johnson	116,785	7,509,275
Merck & Co., Inc.	167,307	5,862,437
Pfizer, Inc.	100,000	1,672,000
Roche Holding AG	55,000	8,683,902

		$36,452,747

Real Estate Investment Trusts (REITs) — 2.1%

Annaly Capital Management, Inc.	542,000	$9,186,900

		$9,186,900

Road & Rail — 3.2%

Canadian Pacific Railway, Ltd.	150,000	$8,829,000
Union Pacific Corp.	75,000	5,674,500

		$14,503,500

Semiconductors & Semiconductor Equipment — 1.1%

Analog Devices, Inc.	156,348	$4,679,496

		$4,679,496

Software — 1.0%

Microsoft Corp.	150,000	$4,581,000

		$4,581,000

Tobacco — 2.0%

Philip Morris International, Inc.	182,845	$8,974,032

		$8,974,032

Wireless Telecommunication Services — 2.0%

Vodafone Group PLC	4,000,000	$8,953,375

		$8,953,375

Total Common Stocks
(identified cost $385,350,131)		$445,114,379

Preferred Stocks — 0.3%

Security	Shares	Value

Commercial Banks — 0.1%

Bank of America Corp., 8.125%(3)	1,000	$100,792
Barclays Bank PLC, 7.434%(2)(3)	100	101,798
BBVA International SA Unipersonal, 5.919%(3)	120	96,725
Credit Agricole SA/London, 6.637%(2)(3)	115	100,438

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Commercial Banks (continued)

Lloyds Banking Group PLC, 6.657%(1)(2)(3)	190	$126,350
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	100,200
Wells Fargo & Co., Series L, 7.50%	105	103,530

		$729,833

Insurance — 0.1%

Aegon NV, 6.375%	5,000	$96,650
AXA SA, 6.463%(2)(3)	120	110,919
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	121,350
ING Capital Funding Trust III, 8.439%(3)	110	107,886

		$436,805

Real Estate Investment Trusts (REITs) — 0.1%

Developers Diversified Realty Corp., Series I, 7.50%	5,000	$112,500
Regency Centers Corp., Series C, 7.45%	4,000	97,160
Vornado Realty, LP, 7.875%	4,000	102,680

		$312,340

Total Preferred Stocks
(identified cost $1,467,237)		$1,478,978

Corporate Bonds & Notes — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 0.1%

Capital One Capital V, 10.25%, 8/15/39	$100	$120,625
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(4)(5)	100	100,500
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(5)	120	101,312

		$322,437

Diversified Financial Services — 0.0%

General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$110	$106,012

		$106,012

Oil, Gas & Consumable Fuels — 0.0%

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$103,744

		$103,744

Total Corporate Bonds & Notes
(identified cost $519,931)		$532,193

Total Investments — 99.8%
(identified cost $387,337,299)		$447,125,550

Other Assets, Less Liabilities — 0.2%		$940,360

Net Assets — 100.0%		$448,065,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

During the six months ended April 30, 2010, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC and, prior to its liquidation in February 2010, Cash Management Portfolio, affiliated investment companies available to Eaton Vance portfolios and funds which invest in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio for the six months ended April 30, 2010 was $2,750 and $0, respectively.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $439,505 or 0.1% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(4)	The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	68.4%	$306,574,401
Switzerland	9.4	42,005,945
France	6.9	31,152,264
United Kingdom	5.0	22,317,041
Germany	4.1	18,179,272
Italy	2.3	10,324,465
Finland	1.8	8,086,400
Norway	1.2	5,325,800
Sweden	0.6	2,804,145
Hungary	0.1	355,817

Total Investments	99.8%	$447,125,550

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investments, at value (identified cost, $387,337,299)	$447,125,550
Foreign currency, at value (identified cost, $408,018)	408,602
Dividends and interest receivable	3,378,049
Interest receivable from affiliated investment	620
Receivable for investments sold	32,476,525
Receivable for closed forward foreign currency exchange contracts	992,843
Tax reclaims receivable	2,094,619

Total assets	$486,476,808

Liabilities

Demand note payable	$3,400,000
Payable for investments purchased	34,218,570
Payable for open forward foreign currency exchange contracts	405,950
Due to custodian	52,293
Payable to affiliates:
Investment adviser fee	243,457
Trustees’ fees	1,257
Accrued expenses	89,371

Total liabilities	$38,410,898

Net Assets applicable to investors’ interest in Portfolio	$448,065,910

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$388,768,396
Net unrealized appreciation	59,297,514

Total	$448,065,910

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,310,726)	$18,132,480
Interest	5,160
Interest income allocated from affiliated investments	8,103
Expenses allocated from affiliated investments	(5,353)

Total investment income	$18,140,390

Expenses

Investment adviser fee	$1,409,953
Trustees’ fees and expenses	7,552
Custodian fee	125,962
Legal and accounting services	18,354
Miscellaneous	10,347

Total expenses	$1,572,168

Deduct —
Reduction of custodian fee	$10

Total expense reductions	$10

Net expenses	$1,572,158

Net investment income	$16,568,232

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(9,390,615)
Investment transactions allocated from affiliated investments	10,592
Foreign currency and forward foreign currency exchange contract transactions	809,649

Net realized loss	$(8,570,374)

Change in unrealized appreciation (depreciation) —
Investments	$25,922,024
Foreign currency and forward foreign currency exchange contracts	(515,703)

Net change in unrealized appreciation (depreciation)	$25,406,321

Net realized and unrealized gain	$16,835,947

Net increase in net assets from operations	$33,404,179

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$16,568,232	$27,862,324
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(8,570,374)	(82,862,144)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	25,406,321	68,945,200

Net increase in net assets from operations	$33,404,179	$13,945,380

Capital transactions —
Contributions	$24,706,663	$179,918,700
Withdrawals	(18,244,615)	(75,467,439)

Net increase from capital transactions	$6,462,048	$104,451,261

Net increase in net assets	$39,866,227	$118,396,641

Net Assets

At beginning of period	$408,199,683	$289,803,042

At end of period	$448,065,910	$408,199,683

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010					Period Ended
	(Unaudited)		2009	2008	2007	October 31, 2006(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72	%(3)	0.73%	0.75%	0.76%	0.88	%(3)
Net investment income	7.61	%(3)(4)	8.04%	9.27%	6.77%	15.44	%(3)
Portfolio Turnover	80	%(5)	177%	256%	87%	170	%(5)

Total Return	8.13	%(5)	1.11%	(33.97)%	18.88%	10.33	%(5)

Net assets, end of period (000’s omitted)	$448,066		$408,200	$289,803	$316,239	$74,638

(1)	For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes special dividends equal to 1.24% of average daily net assets.

(5)	Not annualized.

See notes to financial statements

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Dividend Income Fund held a 95.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $1,414,225 of which $4,272 was allocated from Cash Management Portfolio and $1,409,953 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $383,793,650 and $338,807,049, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$394,623,091

Gross unrealized appreciation	$58,501,251
Gross unrealized depreciation	(5,998,792)

Net unrealized appreciation	$52,502,459

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

6/3/10	Euro 10,261,283	United States Dollar 13,602,357	$(61,689)
6/3/10	Euro 9,014,864	United States Dollar 11,936,536	(67,762)
6/3/10	Euro 8,975,518	United States Dollar 11,875,508	(76,397)
6/3/10	Euro 9,620,901	United States Dollar 12,718,831	(92,474)
6/3/10	Euro 11,956,348	United States Dollar 15,813,586	(107,628)

			$(405,950)

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2010, closed forward foreign currency sales contracts excluded above amounted to a receivable of $992,843.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $992,843, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$992,843	$(405,950)

(1)	Statement of Assets and Liabilities location: Receivable for closed forward foreign currency exchange contracts and Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$992,843	$(405,950)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $15,544,000.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2010, the Portfolio had a balance outstanding pursuant to this line of credit of $3,400,000 at an interest rate of 1.44%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2010. The Portfolio’s average borrowings or allocated fees during the six months ended April 30, 2010 were not significant.

7   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S.

Dividend Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$33,222,609	$9,238,786	$—	$42,461,395
Consumer Staples	21,212,152	10,499,936	—	31,712,088
Energy	52,069,865	21,549,361	—	73,619,226
Financials	83,904,969	18,468,193	—	102,373,162
Health Care	30,440,668	13,325,755	—	43,766,423
Industrials	29,915,906	16,472,750	—	46,388,656
Information Technology	36,993,245	—	—	36,993,245
Materials	10,129,245	—	—	10,129,245
Telecommunication Services	17,975,844	13,110,051	—	31,085,895
Utilities	14,682,500	11,902,544	—	26,585,044

Total Common Stocks	$330,547,003	$114,567,376 *	$—	$445,114,379

Preferred Stocks Financials	734,070	744,908	—	1,478,978

Total Preferred Stocks	$734,070	$744,908	$—	$1,478,978

Corporate Bonds & Notes	$—	$532,193	$—	$532,193

Total Investments	$331,281,073	$115,844,477	$—	$447,125,550

Forward Foreign Currency Exchange Contracts	$—	$992,843	$—	$992,843

Total	$331,281,073	$116,837,320	$—	$448,118,393

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(405,950)	$—	$(405,950)

Total	$—	$(405,950)	$—	$(405,950)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

9   Subsequent Event

Effective June 11, 2010, the name of Dividend Income Portfolio was changed to Global Dividend Income Portfolio.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009 for the Fund. The Board noted that appropriate actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees, and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Dividend Income Fund

OFFICERS AND TRUSTEES CONT’D

Dividend Income Portfolio

Officers
 Duncan W. Richardson
President

Aamer Khan
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investing Services
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2634-6/10	DIVISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 11, 2010

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 11, 2010